SUBSEQUENT EVENTS (Details Textual) - Range [Domain] - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	6 Months Ended			12 Months Ended
	Aug. 04, 2015	Jul. 23, 2015	Mar. 18, 2015	Feb. 25, 2015	Mar. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	May. 05, 2015	Sep. 23, 2014	Feb. 28, 2014	Dec. 31, 2012	Mar. 30, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants							$ 1,956	$ 3,754	$ 3,754	$ 9,982
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 5.00
Warrants Exercise Price Per Share Adjusted							$ 0.48
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,923,636
Preferred Units, Issued												42,350
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants		$ 12
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants		$ 225		$ 207
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share Price				$ 0.80
Subsequent Event [Member] | Common Stock [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		750,000		1,150,000
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants		$ 0.35		$ 0.24
Warrants Expiration Period		12 months
Subsequent Event [Member] | Series A Warrants [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		20,000
Subsequent Event [Member] | Series A Warrants [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		375,000		287,500
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants		$ 0.40		$ 0.30
Warrants Expiration Period		36 months
Subsequent Event [Member] | Series B Warrants [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		20,000
Subsequent Event [Member] | Series B Warrants [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		375,000		287,500
Subsequent Event [Member] | Warrants 2011 To 2012 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.53							1.00
Warrants Exercise Price Per Share Adjusted		$ 0.43							$ 0.55
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		191,807							347,028
Subsequent Event [Member] | Investor [Member] | Warrants 2011 To 2012 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,414,379														2,426,084
Private Placement [Member] | Investor [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 7.50
Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants							$ 1,371
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							5,143,870
Warrants Issued For Private Placement						874,456
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						50,000
Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	143,600	5,000,263	2,222,222	9,064,222	11,286,444		5,143,863
Private Placement [Member] | Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,500,135		2,266,057
Private Placement [Member] | Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,500,135		2,266,057
Placement Agents [Member] | Subsequent Event [Member] | Warrants 2011 To 2012 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		269,332												462,001
Placement Agents [Member] | Subsequent Event [Member] | Investor [Member] | Warrants 2011 To 2012 Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.64		$ 1.23
Warrants Exercise Price Per Share Adjusted		$ 0.51											$ 0.66
February 2015 Private Placement [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants									$ 11.75
Share Price									$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.24
February 2015 Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants			$ 400	$ 1,600	$ 2,000
Payments for Fees				$ 43
Warrant Exercise Term				3 years
February 2015 Private Placement [Member] | Subsequent Event [Member] | Exercise price 0.20 [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants				$ 0.20
February 2015 Private Placement [Member] | Subsequent Event [Member] | Exercise price 0.27 [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants				0.27
February 2015 Private Placement [Member] | Subsequent Event [Member] | Exercise price 0.34 [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants				$ 0.34
February 2015 Private Placement [Member] | Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants			$ 200
February 2015 Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member] | Exercise price 0.20 [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				241,423
February 2015 Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member] | Exercise price 0.27 [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				60,356
February 2015 Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member] | Exercise price 0.34 [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				60,356
February 2015 Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member] | Director [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			1,111,111
February 2015 Private Placement [Member] | Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			555,556
February 2015 Private Placement [Member] | Subsequent Event [Member] | Series A Warrants [Member] | Director [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			277,778
February 2015 Private Placement [Member] | Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			555,556
February 2015 Private Placement [Member] | Subsequent Event [Member] | Series B Warrants [Member] | Director [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			277,778
July 2015 Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock and Warrants	$ 43	$ 1,500
July 2015 Private Placement [Member] | Subsequent Event [Member] | Exercise price 0.30 [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants		$ 0.30
Warrant Expiration Term		3 years
July 2015 Private Placement [Member] | Subsequent Event [Member] | Exercise price 0.35 [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants		$ 0.35
Warrant Expiration Term		1 year
July 2015 Private Placement [Member] | Subsequent Event [Member] | Exercise price 0.40 [Member]
Subsequent Event [Line Items]
Exercise Price Of Warrants		$ 0.40
Warrant Expiration Term		3 years
July 2015 Private Placement [Member] | Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	71,800
July 2015 Private Placement [Member] | Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	71,800
Private Placement 2015 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments of Stock Issuance Costs		$ 172